Long-term debt, current and non-current, textual 3 (Details)									12 Months Ended
	Jul. 29, 2021 USD ($)	Jul. 17, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jul. 16, 2018 USD ($)	Mar. 19, 2015 USD ($)	Dec. 19, 2014 USD ($)	Jan. 13, 2014 USD ($)	Sep. 15, 2011 USD ($)	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis									LIBOR plus margin
Debt issuance costs									$ 8,168,000	$ 2,742,000
Emporiki Bank of Greece S.A. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 15,000,000
Credit Agricole Corporate and Investment Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | installment									20
Debt Instrument, Frequency of Periodic Payments									semiannual
Debt Instrument, Periodic Payment, Principal									$ 500,000
Debt Instrument, Balloon Payment									$ 5,000,000
Debt Instrument, Maturity Date									Sep. 15, 2021
Debt Instrument, Description of Variable Rate Basis									LIBOR
Loan Margin Percentage									2.50%
Repayment of secured loan agreement		$ 6,500,000
Credit Agricole Corporate and Investment Bank [Member] | Secured Debt [Member] | Loan Amount Secured by Cash Pledge in Favor of the Bank [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									1.00%
Commonwealth Bank of Australia, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 9,500,000
Debt Instrument, Number of installments | installment									32
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 156,000
Debt Instrument, Balloon Payment									$ 4,500,000
Debt Instrument, Maturity Date									Jan. 13, 2022
Debt Instrument, Description of Variable Rate Basis									LIBOR
Loan Margin Percentage									2.25%
BNP Paribas [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date									May 19, 2024
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 53,500,000
Debt Instrument, Number of installments | installment									14
Debt Instrument, Frequency of Periodic Payments									semi-annual
Debt Instrument, Periodic Payment, Principal									$ 1,574,000
Debt Instrument, Balloon Payment									$ 31,466,000
Debt Instrument, Maturity Date									Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis									LIBOR
Loan Margin Percentage									2.00%
BNP Paribas [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 75,000,000
Debt Instrument, Number of installments | installment									20
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 1,562,500
Debt Instrument, Balloon Payment									$ 43,750,000
Debt Instrument, Maturity Date									Jul. 16, 2023
Debt Instrument, Description of Variable Rate Basis									LIBOR
Loan Margin Percentage									2.30%
BNP Paribas [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 31,466,000
Debt Instrument, Number of installments | installment									5
Debt Instrument, Frequency of Periodic Payments									semi-annual
Debt Instrument, Periodic Payment, Principal									$ 1,574,000
Debt Instrument, Balloon Payment									$ 23,596,000
Debt Instrument, Description of Variable Rate Basis									LIBOR
Loan Margin Percentage									2.50%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 93,080,000
Debt Instrument, Number of installments | installment									24
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 1,862,000
Debt Instrument, Balloon Payment									$ 48,402,000
Debt Instrument, Maturity Date									Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis									LIBOR
Loan Margin Percentage									2.10%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | installment									8
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 1,862,000
Debt Instrument, Balloon Payment									$ 40,955,000
Debt Instrument, Maturity Date									Mar. 19, 2022
Debt Instrument, Description of Variable Rate Basis									LIBOR
Loan Margin Percentage									2.25%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Refinancing Agreement
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 460,000
Debt Instrument, Number of installments | installment									11
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 1,861,600
Debt Instrument, Balloon Payment									$ 26,522,000
Debt Instrument, Maturity Date									Mar. 19, 2024
Debt issuance costs									$ 141,000